Intangible Assets Subjects to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 772,484	$ 582,498
Accumulated Amortization	116,488	99,074
Net	655,996	483,424
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	723,231	546,726
Accumulated Amortization	105,995	75,426
Net	617,236	471,300
Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,910	24,799
Accumulated Amortization	3,965	17,895
Net	1,945	6,904
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	43,343	10,973
Accumulated Amortization	6,528	5,753
Net	$ 36,815	$ 5,220